UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/28/19 (Unaudited)

COMMON STOCKS (88.0%)(a)
	Shares	Value
Advertising and marketing services (0.3%)
Omnicom Group, Inc.	3,376	$255,563

		255,563
Aerospace and defense (2.4%)
Boeing Co. (The)	2,941	1,293,922
Curtiss-Wright Corp.	234	28,850
Lockheed Martin Corp.	1,711	529,401
Raytheon Co.	198	36,927
Safran SA (France)	45	6,137
Teledyne Technologies, Inc.(NON)	163	38,475

		1,933,712
Airlines (1.8%)
Delta Air Lines, Inc.	7,784	385,931
Deutsche Lufthansa AG (Germany)	647	16,522
International Consolidated Airlines Group SA (Spain)	15,215	120,383
Japan Airlines Co., Ltd. (Japan)	2,300	83,878
Southwest Airlines Co.	6,931	388,413
United Continental Holdings, Inc.(NON)	4,951	434,747

		1,429,874
Automotive (0.8%)
Fiat Chrysler Automobiles NV (Italy)(NON)	3,491	51,549
Lear Corp.	859	130,628
Mitsubishi Motors Corp. (Japan)	2,100	11,775
Peugeot SA (France)	5,859	149,014
Suzuki Motor Corp. (Japan)	400	20,458
Toyota Motor Corp. (Japan)	1,700	102,139
Volkswagen AG (Preference) (Germany)	205	35,186
Volvo AB (Sweden)	10,082	148,457

		649,206
Banking (6.2%)
ABN AMRO Group NV GDR (Netherlands)	4,692	113,783
ABSA Group, Ltd. (South Africa)	4,227	54,166
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)	20,441	53,036
Bank Leumi Le-Israel BM (Israel)	4,920	32,538
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	410,000	59,748
China Construction Bank Corp. Class H (China)	69,000	61,355
Citigroup, Inc.	16,860	1,078,703
Citizens Financial Group, Inc.	7,040	260,058
Comerica, Inc.	2,516	219,169
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	9,146	36,447
Credicorp, Ltd. (Peru)	390	94,805
DNB ASA (Norway)	808	15,486
East West Bancorp, Inc.	1,089	59,470
Grupo Financiero Galicia SA ADR (Argentina)	1,024	31,304
Hang Seng Bank, Ltd. (Hong Kong)	4,700	116,456
HDFC Bank, Ltd. (India)	3,238	94,580
HSBC Holdings PLC (United Kingdom)	3,007	24,444
Itau Unibanco Holding SA ADR (Preference) (Brazil)	5,827	54,774
JPMorgan Chase & Co.	14,100	1,471,476
KBC Groep NV (Belgium)	369	27,332
Lloyds Banking Group PLC (United Kingdom)	139,066	117,200
Mizuho Financial Group, Inc. (Japan)	90,416	142,115
Moneta Money Bank AS (Czech Republic)	13,079	46,318
Popular, Inc. (Puerto Rico)	943	53,166
Resona Holdings, Inc. (Japan)	24,000	108,368
Sberbank of Russia PJSC ADR (Russia)	2,723	34,745
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,207	148,782
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,100	41,635
Swedbank AB Class A (Sweden)	5,327	97,877
Turkiye Garanti Bankasi AS (Turkey)	26,308	43,960
Wells Fargo & Co.	891	44,452
Wintrust Financial Corp.	611	45,012

		4,882,760
Beverage (2.3%)
Carlsberg A/S Class B (Denmark)	595	72,078
Coca-Cola Amatil, Ltd. (Australia)	2,568	14,518
Coca-Cola Co. (The)	17,947	813,717
Coca-Cola European Partners PLC (United Kingdom)	2,567	121,008
Grape King Bio, Ltd. (Taiwan)	6,000	39,673
Molson Coors Brewing Co. Class B	2,681	165,310
PepsiCo, Inc.	5,118	591,846

		1,818,150
Biotechnology (1.7%)
Amgen, Inc.	3,491	663,569
Biogen, Inc.(NON)	938	307,673
Gilead Sciences, Inc.	3,492	227,050
Illumina, Inc.(NON)	165	51,607
Vertex Pharmaceuticals, Inc.(NON)	344	64,930

		1,314,829
Broadcasting (0.3%)
Discovery, Inc. Class A(NON)	5,258	151,956
Liberty SiriusXM Group Class A(NON)	1,050	42,945
ProSiebenSat.1 Media SE (Germany)	2,023	36,909
RTL Group SA (Belgium)	325	18,328

		250,138
Cable television (—%)
MultiChoice Group, Ltd. (South Africa)(NON)	370	2,758

		2,758
Chemicals (1.4%)
Arkema SA (France)	631	63,620
BASF SE (Germany)	1,610	122,678
Celanese Corp.	530	54,214
CF Industries Holdings, Inc.	3,779	159,474
Covestro AG (Germany)	1,183	67,469
Evonik Industries AG (Germany)	781	21,987
Huntsman Corp.	5,509	136,568
LyondellBasell Industries NV Class A	4,174	356,960
Mitsubishi Chemical Holdings Corp. (Japan)	3,300	24,333
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,300	19,850
Sumitomo Chemical Co., Ltd. (Japan)	9,900	49,027

		1,076,180
Commercial and consumer services (1.6%)
Alliance Global Group, Inc. (Philippines)	181,200	47,998
Automatic Data Processing, Inc.	3,049	466,588
Booking Holdings, Inc.(NON)	220	373,349
Booz Allen Hamilton Holding Corp.	1,980	104,663
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	47,896
CoStar Group, Inc.(NON)	311	142,292
Fu Shou Yuan International Group, Ltd. (China)	40,000	34,906
Randstad Holding NV (Netherlands)	610	32,576
ServiceMaster Global Holdings, Inc.(NON)	712	32,154

		1,282,422
Communications equipment (1.6%)
Cisco Systems, Inc.	24,897	1,288,918

		1,288,918
Computers (3.1%)
Amadeus IT Holding SA Class A (Spain)	1,559	117,391
Apple, Inc.(S)	7,569	1,310,572
Aspen Technology, Inc.(NON)	895	90,135
CDW Corp. of Delaware	1,208	113,419
Citrix Systems, Inc.	2,521	265,966
Dell Technologies, Inc. Class C(NON)	1,323	73,850
Fortinet, Inc.(NON)	3,571	309,927
Fujitsu, Ltd. (Japan)	500	33,683
Xerox Corp.	3,689	113,990

		2,428,933
Conglomerates (0.5%)
AMETEK, Inc.	1,623	129,158
Marubeni Corp. (Japan)	15,000	106,944
Mitsubishi Corp. (Japan)	2,800	78,852
Mitsui & Co., Ltd. (Japan)	7,300	114,610

		429,564
Construction (0.5%)
CIMIC Group, Ltd. (Australia)	1,011	35,965
CTCI Corp. (Taiwan)	30,000	46,984
Dilip Buildcon, Ltd. (India)	4,260	25,754
HOCHTIEF AG (Germany)	262	41,543
Kajima Corp. (Japan)	2,200	32,527
Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)	2,365	26,559
Shimizu Corp. (Japan)	2,600	22,813
Sika AG (Switzerland)	89	12,038
Taisei Corp. (Japan)	2,600	122,693
West China Cement, Ltd. (China)	216,000	32,470

		399,346
Consumer cyclicals (0.1%)
Genting Bhd (Singapore)	62,400	47,077

		47,077
Consumer finance (1.0%)
Capital One Financial Corp.	3,365	281,247
Chailease Holding Co., Ltd. (Taiwan)	8,460	33,261
Discover Financial Services	3,099	221,919
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,500	17,804
Synchrony Financial	8,060	262,837

		817,068
Consumer goods (0.8%)
L'Oreal SA (France)	531	134,024
LG Household & Health Care, Ltd. (South Korea)	34	37,667
Pigeon Corp. (Japan)	200	8,146
Pola Orbis Holdings, Inc. (Japan)	700	19,625
Procter & Gamble Co. (The)	3,533	348,177
Reckitt Benckiser Group PLC (United Kingdom)	1,056	80,774
Unilever PLC (United Kingdom)	379	20,148

		648,561
Consumer services (0.4%)
AfreecaTV Co., Ltd. (South Korea)	689	28,027
Ashtead Group PLC (United Kingdom)	4,135	109,854
TripAdvisor, Inc.(NON)	2,532	134,626

		272,507
Containers (0.2%)
Berry Plastics Group, Inc.(NON)	2,192	115,014

		115,014
Distribution (0.4%)
Sysco Corp.	4,907	331,468

		331,468
Electric utilities (2.0%)
AES Corp.	8,089	139,373
AGL Energy, Ltd. (Australia)	382	5,747
CenterPoint Energy, Inc.	5,668	170,834
CLP Holdings, Ltd. (Hong Kong)	4,500	53,314
Endesa SA (Spain)	4,194	105,666
Enel Americas SA ADR (Chile)	4,071	35,703
Enel SpA (Italy)	16,156	97,764
Evergy, Inc.	2,112	118,082
Exelon Corp.	7,665	372,442
Kansai Electric Power Co., Inc. (The) (Japan)	400	5,977
Pampa Energia SA ADR (Argentina)(NON)	690	21,983
Pinnacle West Capital Corp.	1,431	134,142
Power Grid Corp. of India, Ltd. (India)	11,926	30,659
Public Service Enterprise Group, Inc.	4,559	268,115
RWE AG (Germany)	733	17,892

		1,577,693
Electrical equipment (0.7%)
Honeywell International, Inc.	3,245	499,957
KEI Industries, Ltd. (India)	6,147	29,566
Resideo Technologies, Inc.(NON)	2,370	60,909

		590,432
Electronics (3.2%)
Agilent Technologies, Inc.	4,151	329,755
Brother Industries, Ltd. (Japan)	900	16,431
Hoya Corp. (Japan)	2,200	134,311
Intel Corp.	9,125	483,260
Koninklijke Philips NV (Netherlands)	746	29,699
MediaTek, Inc. (Taiwan)	7,000	63,685
NXP Semiconductors NV	5,627	513,858
Rockwell Automation, Inc.	1,177	210,165
Samsung Electronics Co., Ltd. (South Korea)	4,883	195,806
Samsung Electronics Co., Ltd. (Preference) (South Korea)	1,598	51,150
Sino-American Silicon Products, Inc. (Taiwan)	15,000	34,799
Xilinx, Inc.	3,467	434,415

		2,497,334
Energy (oil field) (—%)
Hilong Holding, Ltd. (China)	185,000	21,211

		21,211
Energy (other) (0.1%)
Canvest Environmental Protection Group Co., Ltd. (China)	84,000	44,088

		44,088
Engineering and construction (0.1%)
ACS Actividades de Construccion y Servicios SA (Spain)	2,571	113,992

		113,992
Entertainment (0.2%)
Dolby Laboratories, Inc. Class A	420	27,216
Sony Corp. (Japan)	3,100	148,541

		175,757
Environmental (0.1%)
Clean TeQ Holdings, Ltd. (Australia)(NON)(S)	106,597	25,331
Pentair PLC	2,056	87,462

		112,793
Financial (0.9%)
3i Group PLC (United Kingdom)	6,668	83,647
Broadridge Financial Solutions, Inc.	1,531	155,014
CTBC Financial Holding Co., Ltd. (Taiwan)	50,000	33,873
Deutsche Boerse AG (Germany)	251	31,719
Edelweiss Financial Services, Ltd. (India)	15,794	30,366
Hana Financial Group, Inc. (South Korea)	1,425	49,223
London Stock Exchange Group PLC (United Kingdom)	573	34,253
Macquarie Group, Ltd. (Australia)	1,705	155,583
Old Mutual, Ltd. (South Africa)	16,761	27,650
ORIX Corp. (Japan)	8,400	121,480

		722,808
Food (1.4%)
Associated British Foods PLC (United Kingdom)	2,439	72,560
Coles Group, Ltd. (Australia)(NON)	675	5,425
Colruyt SA (Belgium)	476	33,947
Dino Polska SA (Poland)(NON)	1,687	47,704
Grupo Bimbo SAB de CV Ser. A (Mexico)	13,982	27,773
Hershey Co. (The)	1,809	200,220
Jeronimo Martins SGPS SA (Portugal)	2,532	38,160
Marine Harvest ASA (Norway)	1,172	27,038
Mondelez International, Inc. Class A	8,950	422,082
Nestle India, Ltd. (India)	261	39,043
Nestle SA (Switzerland)	1,371	124,126
Shoprite Holdings, Ltd. (South Africa)	2,584	31,480
Wesfarmers, Ltd. (Australia)	675	15,887
WH Group, Ltd. (Hong Kong)	14,500	12,875
X5 Retail Group NV GDR (Russia)	927	23,453

		1,121,773
Forest products and packaging (0.4%)
Bemis Co., Inc.	621	32,851
Packaging Corp. of America	1,480	141,473
Suzano Papel e Celulose SA (Brazil)	3,200	40,603
UPM-Kymmene OYJ (Finland)	3,320	100,148

		315,075
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	1,519	26,528
Las Vegas Sands Corp.	1,894	116,348

		142,876
Health-care services (2.1%)
Alfresa Holdings Corp. (Japan)	1,800	52,079
Cardinal Health, Inc.	3,919	212,958
Centene Corp.(NON)	3,563	216,951
Charles River Laboratories International, Inc.(NON)	357	50,755
Chemed Corp.	186	61,287
Cigna Corp.	200	34,888
Encompass Health Corp.	856	54,048
HCA Healthcare, Inc.	2,623	364,702
Humana, Inc.	200	57,008
McKesson Corp.	2,210	281,024
Medipal Holdings Corp. (Japan)	1,500	34,935
UnitedHealth Group, Inc.	984	238,344

		1,658,979
Homebuilding (0.1%)
Berkeley Group Holdings PLC (The) (United Kingdom)	535	28,029
Taylor Wimpey PLC (United Kingdom)	33,476	80,543

		108,572
Household furniture and appliances (—%)
Arcelik AS (Turkey)	10,046	39,181

		39,181
Industrial (0.1%)
HD Supply Holdings, Inc.(NON)	2,379	102,321

		102,321
Insurance (3.4%)
Aegon NV (Netherlands)	2,398	12,896
Aflac, Inc.	4,434	217,887
AIA Group, Ltd. (Hong Kong)	12,200	122,004
Allianz SE (Germany)	946	210,471
Allstate Corp. (The)	1,613	152,235
American Financial Group, Inc.	490	48,833
Athene Holding, Ltd. Class A(NON)	1,714	76,359
Aviva PLC (United Kingdom)	21,783	122,270
DB Insurance Co., Ltd. (South Korea)	691	44,543
Hartford Financial Services Group, Inc. (The)	4,012	198,032
Hyundai Marine & Fire Insurance Co., Ltd. (HDMF) (South Korea)	1,009	33,822
Legal & General Group PLC (United Kingdom)	42,740	159,067
Lincoln National Corp.	2,653	165,866
MetLife, Inc.	10,277	464,418
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	12,000	126,348
Principal Financial Group, Inc.	1,674	88,119
Prudential Financial, Inc.	3,156	302,503
Reinsurance Group of America, Inc.	414	59,819
Unum Group	2,994	111,856

		2,717,348
Investment banking/Brokerage (1.7%)
Ameriprise Financial, Inc.	1,799	236,802
Daiwa Securities Group, Inc. (Japan)	1,500	7,610
E*Trade Financial Corp.	5,685	278,508
Goldman Sachs Group, Inc. (The)	1,068	210,076
Morgan Stanley	10,211	428,658
Partners Group Holding AG (Switzerland)	194	140,342
Schroders PLC (United Kingdom)	1,041	37,763

		1,339,759
Lodging/Tourism (0.6%)
Crown, Ltd. (Australia)	4,433	36,037
Extended Stay America, Inc. (Units)	3,005	54,811
Galaxy Entertainment Group, Ltd. (Hong Kong)	6,000	42,613
Hilton Worldwide Holdings, Inc.	2,696	224,038
TUI AG (Germany)	5,405	57,366
Wyndham Destinations, Inc.	1,573	70,832

		485,697
Machinery (0.8%)
Cummins, Inc.	2,059	317,271
Hitachi, Ltd. (Japan)	4,800	143,615
Sandvik AB (Sweden)	8,394	137,916

		598,802
Manufacturing (0.4%)
Ingersoll-Rand PLC	2,777	293,140

		293,140
Media (0.1%)
Pearson PLC (United Kingdom)	5,332	59,830

		59,830
Medical technology (2.2%)
Abbott Laboratories	8,949	694,621
Baxter International, Inc.	254	18,981
Hill-Rom Holdings, Inc.	649	68,826
i-SENS, Inc. (South Korea)	1,121	23,871
Masimo Corp.(NON)	686	90,058
Medtronic PLC	7,656	692,868
Sartorius Stedim Biotech (France)	291	34,258
Siemens Healthineers AG (Germany)	599	24,269
Straumann Holding AG (Switzerland)	46	35,904
Waters Corp.(NON)	160	38,755

		1,722,411
Metals (1.2%)
AMG Advanced Metallurgical Group NV (Netherlands)	651	25,236
Anglo American PLC (United Kingdom)	4,457	118,438
ArcelorMittal SA (France)	2,772	63,722
BlueScope Steel, Ltd. (Australia)	7,933	75,743
Boliden AB (Sweden)	783	21,427
Cobalt 27 Capital Corp. (Canada)(NON)	9,670	31,598
Freeport-McMoRan, Inc. (Indonesia)	15,453	199,344
Glencore PLC (United Kingdom)	4,419	17,815
Ivanhoe Mines, Ltd. Class A (Canada)(NON)	11,572	30,250
Rio Tinto PLC (United Kingdom)	3,548	204,047
Skipper, Ltd. (India)	4,158	3,624
South32, Ltd. (Australia)	17,646	48,942
Steel Dynamics, Inc.	2,439	91,023

		931,209
Natural gas utilities (0.3%)
Eni SpA (Italy)	8,959	154,548
UGI Corp.	2,042	112,106

		266,654
Oil and gas (5.0%)
BP PLC (United Kingdom)	10,993	77,919
Chevron Corp.	9,301	1,112,214
CNOOC, Ltd. (China)	51,000	87,970
ConocoPhillips	9,351	634,465
Devon Energy Corp.	3,215	94,875
Equinor ASA (Norway)	5,820	130,831
Exxon Mobil Corp.	1,070	84,562
Geopark, Ltd. (Colombia)(NON)(S)	2,333	44,770
JX Holdings, Inc. (Japan)	1,400	6,540
Lukoil PJSC ADR (Russia)	1,232	102,502
Marathon Petroleum Corp.	3,766	233,530
MOL Hungarian Oil & Gas PLC (Hungary)	4,637	54,122
OMV AG (Austria)	1,020	53,682
PBF Energy, Inc. Class A	2,908	90,352
Petroleo Brasileiro SA - Petrobras ADR (Brazil)	4,745	74,591
Phillips 66	3,806	366,746
Royal Dutch Shell PLC Class B (United Kingdom)	3,650	114,470
TOTAL SA (France)	4,076	231,766
Tupras Turkiye Petrol Rafinerileri AS (Turkey)	1,040	27,957
Valero Energy Corp.	4,463	364,002

		3,987,866
Pharmaceuticals (5.1%)
AbbVie, Inc.	4,756	376,865
Allergan PLC	1,510	207,942
Astellas Pharma, Inc. (Japan)	8,800	135,673
Aurobindo Pharma, Ltd. (India)	4,506	45,110
Bayer AG (Germany)	361	28,858
Bristol-Myers Squibb Co.	2,866	148,058
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	38,000	25,076
Eli Lilly & Co.	1,472	185,899
GlaxoSmithKline PLC (United Kingdom)	10,566	209,849
Ipsen SA (France)	64	8,852
Jazz Pharmaceuticals PLC(NON)	216	30,246
Johnson & Johnson	5,386	735,943
Merck & Co., Inc.	7,381	600,001
Novartis AG (Switzerland)	1,917	174,865
Novo Nordisk A/S Class B (Denmark)	1,328	65,161
Pfizer, Inc.	7,667	332,364
Richter Gedeon Nyrt (Hungary)	1,608	31,135
Roche Holding AG (Switzerland)	1,074	298,402
Sanofi (France)	1,160	96,979
Shionogi & Co., Ltd. (Japan)	2,100	134,065
Takeda Pharmaceutical Co., Ltd. ADR (Japan)	407	8,164
UCB SA (Belgium)	759	63,610
Zoetis, Inc.	1,077	101,486

		4,044,603
Power producers (0.4%)
NRG Energy, Inc.	4,998	208,317
Vistra Energy Corp.(NON)	3,997	104,082

		312,399
Publishing (0.1%)
Wolters Kluwer NV (Netherlands)	1,418	93,516

		93,516
Railroads (0.2%)
Central Japan Railway Co. (Japan)	700	156,843

		156,843
Real estate (3.5%)
AGNC Investment Corp.(R)	8,131	143,512
American Homes 4 Rent(R)	2,803	61,218
Annaly Capital Management, Inc.(R)	17,296	175,208
Apartment Investment & Management Co. Class A(R)	—	7
Apple Hospitality REIT, Inc.(R)	2,265	37,327
AvalonBay Communities, Inc.(R)	734	142,858
Ayala Land, Inc. (Philippines)	53,300	45,344
Brixmor Property Group, Inc.(R)	4,924	85,973
Brookfield Property REIT, Inc. Class A(R)	1,950	38,259
Camden Property Trust(R)	737	72,292
CBRE Group, Inc. Class A(NON)	2,484	123,604
Cheung Kong Property Holdings, Ltd. (Hong Kong)	17,500	145,243
China Overseas Land & Investment, Ltd. (China)	12,000	44,180
Douglas Emmett, Inc.(R)	995	38,407
Duke Realty Corp.(R)	3,048	90,129
Equity Lifestyle Properties, Inc.(R)	516	56,058
Gaming and Leisure Properties, Inc.(R)	1,819	66,175
Healthcare Trust of America, Inc. Class A(R)	2,392	68,148
Henderson Land Development Co., Ltd. (Hong Kong)	9,000	50,906
Highwoods Properties, Inc.(R)	1,164	53,905
Hudson Pacific Properties, Inc.(R)	1,174	39,000
Jones Lang LaSalle, Inc.	434	71,662
Kerry Properties, Ltd. (Hong Kong)	2,500	10,446
KWG Property Holdings, Ltd. (China)	29,500	27,735
Liberty Property Trust(R)	1,158	54,808
Logan Property Holdings Co., Ltd. (China)	26,000	37,030
Medical Properties Trust, Inc.(R)	4,892	89,181
Mirvac Group (Australia)(R)	15,630	28,494
New Residential Investment Corp.(R)	6,331	104,715
Paramount Group, Inc.(R)	2,151	30,888
Persimmon PLC (United Kingdom)	4,288	138,374
Scentre Group (Australia)(R)	20,665	56,729
Senior Housing Properties Trust(R)	1,877	24,307
SL Green Realty Corp.(R)	1,207	109,499
Spirit Realty Capital, Inc.(R)	1,750	67,620
Stockland (Units) (Australia)(R)	16,675	41,399
STORE Capital Corp.(R)	2,583	83,870
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,500	57,964
Swire Properties, Ltd. (Hong Kong)	3,800	15,249
VICI Properties, Inc.(R)	4,904	104,504
Weingarten Realty Investors(R)	1,079	31,086

		2,763,313
Regional Bells (0.1%)
AT&T, Inc.	1,771	55,114

		55,114
Restaurants (1.5%)
Darden Restaurants, Inc.	1,948	218,390
Jubilant Foodworks, Ltd. (India)	2,447	43,650
Starbucks Corp.	13,685	961,508

		1,223,548
Retail (6.0%)
ABC-Mart, Inc. (Japan)	400	22,895
Amazon.com, Inc.(NON)	572	937,983
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	4,500	23,386
Fast Retailing Co., Ltd. (Japan)	100	46,795
GS Retail Co., Ltd. (South Korea)	764	26,289
Home Depot, Inc. (The)	6,561	1,214,704
Industria de Diseno Textil SA (Inditex) (Spain)	1,043	31,486
J Sainsbury PLC (United Kingdom)	10,446	31,728
KAR Auction Services, Inc.	1,696	79,966
Koninklijke Ahold Delhaize NV (Netherlands)	5,538	142,834
Lowe's Cos., Inc.	7,140	750,343
Matahari Department Store Tbk PT (Indonesia)	82,200	33,599
Next PLC (United Kingdom)	521	35,160
Poya International Co., Ltd. (Taiwan)	5,030	51,482
Puregold Price Club, Inc. (Philippines)(NON)	43,500	39,572
Ross Stores, Inc.	3,067	290,844
Tapestry, Inc.	825	28,826
TCI Co., Ltd. (Taiwan)	4,000	61,151
Walgreens Boots Alliance, Inc.	7,758	552,292
Walmart, Inc.	3,921	388,140

		4,789,475
Semiconductor (0.6%)
KLA-Tencor Corp.	2,519	290,919
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	24,000	186,376

		477,295
Shipping (0.1%)
Yangzijiang Shipbuilding Holdings, Ltd. (China)	39,300	41,567

		41,567
Software (5.0%)
Adobe, Inc.(NON)	3,025	794,063
Black Knight, Inc.(NON)	1,122	58,625
Cadence Design Systems, Inc.(NON)	2,729	156,235
Electronic Arts, Inc.(NON)	1,664	159,378
F5 Networks, Inc.(NON)	1,142	192,016
Intuit, Inc.	2,206	545,169
Microsoft Corp.	8,396	940,604
NetEase, Inc. ADR (China)	123	27,456
NTT Data Corp. (Japan)	7,400	80,795
Oracle Corp.	15,573	811,820
Tencent Holdings, Ltd. (China)	5,300	226,726
Tencent Holdings, Ltd. ADR (China)	284	12,158

		4,005,045
Technology (0.1%)
SoftBank Group Corp. (Japan)	700	64,558

		64,558
Technology services (5.7%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	1,383	253,130
Alphabet, Inc. Class A(NON)	1,934	2,178,748
Capgemini SE (France)	583	69,762
eBay, Inc.(NON)	1,722	63,972
Facebook, Inc. Class A(NON)	3,799	613,349
IBM Corp.	7,524	1,039,290
Infosys, Ltd. (India)	5,356	55,295
Naspers, Ltd. Class N (South Africa)	378	81,679
Proofpoint, Inc.(NON)	488	57,628
Zebra Technologies Corp. Class A(NON)	582	116,697

		4,529,550
Telecommunications (0.9%)
ARRIS International PLC(NON)	2,269	71,882
BT Group PLC (United Kingdom)	32,919	93,743
China Mobile, Ltd. (China)	7,500	78,920
Equinix, Inc.(R)	126	53,361
Eutelsat Communications SA (France)	761	15,027
Hikari Tsushin, Inc. (Japan)	100	17,898
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	13,000	20,304
Juniper Networks, Inc.	3,674	99,492
NTT DoCoMo, Inc. (Japan)	2,700	62,774
Safaricom PLC (Kenya)	107,396	27,895
Telenor ASA (Norway)	5,374	104,796
Telstra Corp., Ltd. (Australia)	25,375	56,339
TIM Participacoes SA ADR (Brazil)	2,070	32,665

		735,096
Telephone (1.9%)
Deutsche Telekom AG (Germany)	6,292	103,667
KDDI Corp. (Japan)	3,500	84,419
Nippon Telegraph & Telephone Corp. (Japan)	1,200	51,686
Swisscom AG (Switzerland)	70	32,410
Telephone & Data Systems, Inc.	1,608	51,536
Verizon Communications, Inc.	21,212	1,207,387

		1,531,105
Textiles (0.4%)
Capri Holdings, Ltd.(NON)	2,236	101,962
Hermes International (France)	223	141,233
Kering SA (France)	62	33,858
Moncler SpA (Italy)	478	18,334
Shenzhou International Group Holdings, Ltd. (China)	3,000	37,453

		332,840
Tobacco (0.3%)
Imperial Brands PLC (United Kingdom)	4,614	153,637
Swedish Match AB (Sweden)	1,008	47,257

		200,894
Toys (0.1%)
Namco Bandai Holdings, Inc. (Japan)	700	29,767
Nintendo Co., Ltd. (Japan)	300	81,927

		111,694
Transportation services (0.3%)
Aena SME SA (Spain)	594	106,009
Deutsche Post AG (Germany)	909	28,247
Malaysia Airports Holdings Bhd (Malaysia)	19,900	39,981
SG Holdings Co., Ltd. (Japan)	1,000	29,247

		203,484
Trucks and parts (0.3%)
Allison Transmission Holdings, Inc.	2,197	109,191
Faurecia SA (France)	1,946	92,833
Tupy SA (Brazil)	4,572	22,397

		224,421
Waste Management (0.6%)
Republic Services, Inc.	1,466	114,978
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	6,000	48,154
Waste Management, Inc.	2,893	292,916

		456,048
Water Utilities (0.1%)
China Water Affairs Group, Ltd. (China)	74,000	77,113

		77,113

Total common stocks (cost $61,201,665)		$69,851,170

INVESTMENT COMPANIES (2.5%)(a)
	Shares	Value
iShares MSCI EAFE ETF(S)	7,924	$509,275
iShares MSCI Emerging Markets ETF(S)	593	25,167
SPDR S&P 500 ETF Trust	4,597	1,281,092
SPDR S&P MidCap 400 ETF Trust	497	173,065

Total investment companies (cost $1,961,748)		$1,988,599

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Al Rajhi Bank 144A (Saudi Arabia)	12/16/21	$0.00	1,835	$49,126
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/16/21	0.00	2,357	56,188
Focus Media Information Technology Co., Ltd. 144A (China)	1/16/20	0.00	39,200	39,515
National Bank of Kuwait SAKP 144A (Kuwait)	1/16/20	0.00	20,230	58,238
Samba Financial Group 144A (Saudi Arabia)	12/16/21	0.00	4,619	44,894
Wuliangye Yibin Co., Ltd. 144A (China)	4/12/19	0.00	8,147	87,121

Total warrants (cost $322,646)				$335,082

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/1.37	583,859	GBP	440,200	$7,474
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	731,600		$731,600	115

Total purchased options outstanding (cost $16,714)					$7,589

SHORT-TERM INVESTMENTS (11.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.67%(AFF)	Shares	1,721,110	$1,721,110
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	6,899,752	6,899,752
U.S. Treasury Bills 2.386%, 3/7/19		$4,000	3,999
U.S. Treasury Bills 2.473%, 7/25/19(SEG)		135,000	133,682
U.S. Treasury Bills 2.466%, 7/18/19(SEG)		131,000	129,779
U.S. Treasury Bills 2.434%, 4/25/19(SEG)		4,000	3,985
U.S. Treasury Bills 2.449%, 5/9/19(SEG)		3,000	2,986
U.S. Treasury Bills 2.471%, 6/27/19(SEG)		3,000	2,977

Total short-term investments (cost $8,898,269)			$8,898,270
TOTAL INVESTMENTS

Total investments (cost $72,401,042)			$81,080,710

	FORWARD CURRENCY CONTRACTS at 2/28/19 (aggregate face value $12,632,650) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$65,662	$64,888	$774
		Brazilian Real	Sell	4/2/19	3,083	2,549	(534)
		British Pound	Buy	3/20/19	314,073	297,285	16,788
		Canadian Dollar	Buy	4/17/19	181,747	180,810	937
		Euro	Buy	3/20/19	579,853	582,307	(2,454)
		Japanese Yen	Sell	5/15/19	567	462	(105)
		New Zealand Dollar	Buy	4/17/19	147,909	147,197	712
		Norwegian Krone	Buy	3/20/19	155,630	156,150	(520)
		Norwegian Krone	Sell	3/20/19	155,630	154,991	(639)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	38,261	38,271	(10)
		British Pound	Buy	3/20/19	74,071	72,237	1,834
		British Pound	Sell	3/20/19	74,071	72,989	(1,082)
		Canadian Dollar	Sell	4/17/19	225,870	224,508	(1,362)
		Euro	Sell	3/20/19	104,672	104,144	(528)
		Hong Kong Dollar	Sell	5/15/19	173,670	173,940	270
		Japanese Yen	Buy	5/15/19	6,785	5,605	1,180
		New Zealand Dollar	Sell	4/17/19	76,681	76,914	233
		Norwegian Krone	Buy	3/20/19	197,125	198,646	(1,521)
		Swiss Franc	Buy	3/20/19	135,368	136,956	(1,588)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	182,576	182,750	(174)
		British Pound	Buy	3/20/19	153,054	150,820	2,234
		British Pound	Sell	3/20/19	153,054	151,425	(1,629)
		Canadian Dollar	Sell	4/17/19	112,136	112,269	133
		Danish Krone	Buy	3/20/19	215,039	216,751	(1,712)
		Euro	Sell	3/20/19	171,644	172,749	1,105
		Japanese Yen	Buy	5/15/19	19,212	19,265	(53)
		New Zealand Dollar	Buy	4/17/19	77,090	77,164	(74)
		Norwegian Krone	Buy	3/20/19	65,424	66,610	(1,186)
		Swedish Krona	Buy	3/20/19	76,765	76,220	545
		Swedish Krona	Sell	3/20/19	76,765	77,565	800
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	198,903	199,913	(1,010)
		Canadian Dollar	Sell	4/17/19	38,114	37,836	(278)
		Euro	Sell	3/20/19	80,982	81,162	180
		Japanese Yen	Sell	5/15/19	51,387	52,666	1,279
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	103,142	105,287	(2,145)
		Brazilian Real	Sell	4/2/19	6,059	3,653	(2,406)
		Euro	Sell	3/20/19	207,181	208,766	1,585
		Japanese Yen	Sell	5/15/19	108,597	111,054	2,457
		New Zealand Dollar	Buy	4/17/19	122,689	123,653	(964)
		Norwegian Krone	Buy	3/20/19	423,605	429,318	(5,713)
		Swedish Krona	Buy	3/20/19	171,406	172,550	(1,144)
		Swedish Krona	Sell	3/20/19	171,406	177,424	6,018
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	69,921	70,680	(759)
		British Pound	Buy	3/20/19	192,081	185,288	6,793
		Chinese Yuan (Offshore)	Buy	5/15/19	223,547	220,870	2,677
		Euro	Sell	3/20/19	265,609	268,360	2,751
		Japanese Yen	Buy	5/15/19	45,290	45,053	237
		New Zealand Dollar	Buy	4/17/19	39,942	41,015	(1,073)
		Norwegian Krone	Buy	3/20/19	23,601	27,165	(3,564)
		Swedish Krona	Buy	3/20/19	71,160	72,945	(1,785)
		Swedish Krona	Sell	3/20/19	71,160	72,830	1,670
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	84,970	82,111	2,859
		British Pound	Buy	3/20/19	187,435	193,891	(6,456)
		Canadian Dollar	Sell	4/17/19	213,318	209,550	(3,768)
		Euro	Sell	3/20/19	179,845	182,475	2,630
		Japanese Yen	Buy	5/15/19	77,263	77,823	(560)
		Japanese Yen	Sell	5/15/19	76,789	78,716	1,927
		Norwegian Krone	Sell	3/20/19	81,668	80,187	(1,481)
		Singapore Dollar	Buy	5/15/19	199,568	200,029	(461)
		South Korean Won	Buy	5/15/19	219,800	220,882	(1,082)
		Swedish Krona	Sell	3/20/19	169,011	175,196	6,185
		Swiss Franc	Buy	3/20/19	260,600	263,648	(3,048)
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	281,460	280,901	559
		British Pound	Buy	3/20/19	72,346	69,625	2,721
		British Pound	Sell	3/20/19	72,346	71,285	(1,061)
		Canadian Dollar	Sell	4/17/19	147,664	146,654	(1,010)
		Euro	Sell	3/20/19	120,048	120,113	65
		Japanese Yen	Sell	5/15/19	44,889	46,001	1,112
		New Zealand Dollar	Buy	4/17/19	75,726	75,310	416
		Norwegian Krone	Buy	3/20/19	116,907	120,559	(3,652)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	4,543	3,836	707
		British Pound	Buy	3/20/19	197,258	193,757	3,501
		British Pound	Sell	3/20/19	197,258	191,456	(5,802)
		Canadian Dollar	Sell	4/17/19	92,660	85,469	(7,191)
		Euro	Sell	3/20/19	165,493	168,214	2,721
		Japanese Yen	Sell	5/15/19	88,147	88,978	831
		New Zealand Dollar	Sell	4/17/19	149,476	150,114	638
		Norwegian Krone	Buy	3/20/19	255,227	260,798	(5,571)
		Swedish Krona	Sell	3/20/19	59,300	63,917	4,617
	UBS AG
		Australian Dollar	Buy	4/17/19	250,794	248,932	1,862
		British Pound	Buy	3/20/19	92,655	90,645	2,010
		British Pound	Sell	3/20/19	92,655	89,463	(3,192)
		Canadian Dollar	Sell	4/17/19	70,447	69,841	(606)
		Euro	Buy	3/20/19	335,087	336,544	(1,457)
		Euro	Sell	3/20/19	335,087	337,382	2,295
		Japanese Yen	Sell	5/15/19	185,135	189,022	3,887
		Norwegian Krone	Buy	3/20/19	155,630	156,893	(1,263)
		Norwegian Krone	Sell	3/20/19	155,630	154,990	(640)
		Swedish Krona	Buy	3/20/19	77,177	76,558	619
		Swedish Krona	Sell	3/20/19	77,177	80,020	2,843
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	70,205	71,355	(1,150)
		Canadian Dollar	Sell	4/17/19	38,114	37,836	(278)
		Euro	Sell	3/20/19	16,629	16,551	(78)
		New Zealand Dollar	Buy	4/17/19	73,409	73,198	211

	Unrealized appreciation						98,408

	Unrealized (depreciation)						(85,819)

	Total						$12,589
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	67	$5,278,089	$5,277,925	Mar-19	$471,034
S&P 500 Index E-Mini (Long)	7	974,572	974,645	Mar-19	47,447
S&P 500 Index E-Mini (Short)	6	835,347	835,410	Mar-19	(40,660)
Tokyo Price Index (Long)	5	721,150	720,406	Mar-19	14,491

Unrealized appreciation					532,972

Unrealized (depreciation)					(40,660)

Total					$492,312

WRITTEN OPTIONS OUTSTANDING at 2/28/19 (premiums $5,297) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$875,789	GBP	$660,300	$639
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	731,600		731,600	7

Total					$646

	Key to holding's currency abbreviations
GBP	British Pound
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $79,351,128.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$701,420	$12,927,465	$11,907,775	$11,216	$1,721,110
	Putnam Short Term Investment Fund**	8,319,319	23,961,446	25,381,013	141,719	6,899,752

	Total Short-term investments	$9,020,739	$36,888,911	$37,288,788	$152,935	$8,620,862
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,721,110, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,669,320.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $270,381.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,033,352 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.4%
	Japan	3.8
	United Kingdom	3.0
	China	1.8
	France	1.4
	Germany	1.1
	Switzerland	1.0
	Hong Kong	0.9
	Australia	0.8
	Taiwan	0.8
	Spain	0.7
	South Korea	0.6
	Sweden	0.6
	Netherlands	0.6
	India	0.5
	Other	4.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts toenhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $15,738 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,721,810	$—	$—
Capital goods	4,540,675	—	—
Communication services	2,324,073	—	—
Conglomerates	429,564	—	—
Consumer cyclicals	8,035,839	—	—
Consumer staples	6,404,906	—	—
Energy	4,053,165	—	—
Financials	13,243,056	—	—
Health care	8,770,521	—	—
Technology	15,261,934	—	—
Transportation	1,831,768	—	—
Utilities and power	2,233,859	—	—

Total common stocks	69,851,170	—	—
Investment companies	1,988,599	—	—
Purchased options outstanding	—	7,589	—
Warrants	—	335,082	—
Short-term investments	6,899,752	1,998,518	—

Totals by level	$78,739,521	$2,341,189	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$12,589	$—
Futures contracts	492,312	—	—
Written options outstanding	—	(646)	—

Totals by level	$492,312	$11,943	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$105,997	$86,465
Equity contracts	868,054	40,660

Total	$974,051	$127,125

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$1,000,000
Written currency option contracts (contract amount)	$1,000,000
Futures contracts (number of contracts)	90
Forward currency contracts (contract amount)	$26,400,000
Warrants (number of warrants)	57,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019